Investments in Joint Ventures and Associates - Summary of Material Joint Ventures, Based on Financial Statements (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint operations [line items]
Revenue	CAD 5,140.1	CAD 4,300.1
Income tax expense	166.5	50.3
Net income for the year	97.0	130.5
Total comprehensive income	(20.8)	132.2
Aggregate carrying value	9.7	9.2	CAD 4.5
Aggregated individually immaterial joint ventures and associates [member]
Disclosure of joint operations [line items]
Total comprehensive income	1.8	2.2
Aggregate carrying value	5.0	5.1
PAE Limited [member]
Disclosure of joint operations [line items]
Revenue	61.3	28.6
Other expenses	58.7	27.6
Income tax expense	0.6	0.6
Net income for the year	2.0	0.4
Total comprehensive income	2.0	CAD 0.4
ESH MWH Limited. [member]
Disclosure of joint operations [line items]
Revenue	30.1
Other expenses	CAD 30.1